Property, Plant and Equpment (Tables)	12 Months Ended
Dec. 31, 2011
U.S. Cellular
Property, Plant and Equipment [Line Items]
Property, plant and equipment
	Useful Lives
December 31,	(Years)	2011	2010
(Dollars in thousands)
Land	N/A	$30,807	$26,791
Buildings	20	330,925	317,474
Leasehold and land improvements	1-30	1,129,818	1,048,278
Cell site equipment	6-25	2,874,397	2,676,878
Switching equipment	1-8	1,113,780	991,934
Office furniture and equipment	3-5	570,776	520,756
Other operating assets and equipment	5-25	127,253	120,586
System development	3-7	545,193	471,334
Work in process	N/A	285,500	166,506
		7,008,449	6,340,537
Accumulated depreciation and amortization		(4,218,147)	(3,766,015)
		$2,790,302	$2,574,522

TDS Telecom
Property, Plant and Equipment [Line Items]
Property, plant and equipment
	Useful Lives
December 31,	(Years)	2011	2010
(Dollars in thousands)
Land	N/A	$9,004	$9,603
Buildings	30	135,883	98,664
Cable and wire	15-20	1,410,706	1,375,204
Network electronic equipment	5-12	1,065,504	1,041,891
Office furniture and equipment	5-10	74,547	71,748
Other equipment	10-15	114,788	94,859
System development	3-7	165,812	157,824
Work in process	N/A	88,924	64,834
		3,065,168	2,914,627
Accumulated depreciation and amortization		(2,128,411)	(2,004,676)
		$936,757	$909,951

Corporate and Non-Reportable segment
Property, Plant and Equipment [Line Items]
Property, plant and equipment
December 31,	2011	2010
(Dollars in thousands)
Property, plant and equipment	$123,979	$96,177
Accumulated depreciation and amortization	(66,503)	(62,866)
Total	$57,476	$33,311